DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2024
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Variable Interest Entity Information

	December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	2,520	2,519
Amounts due from TCTM and its wholly-owned subsidiaries	104,642	32,980
Prepaid expenses and other current assets	62,550	10,042
Current assets of discontinued operation	36,779	—
Total current assets	206,491	45,541

Property and equipment, net	2,052	—
Long term investments	34,852	—
Right-of-use assets	9,209	—
Other non-current assets	258	—
Total non-current assets	46,371	—
Total assets	252,862	45,541

Accounts payable	2,713	2,202
Deferred revenue-current	114,975	113,399
Operating lease liabilities-current	4,440	2,613
Income taxes payable	79	48
Accrued expenses and other current liabilities	30,762	48,014
Amounts due to TCTM and its wholly-owned subsidiaries	23,676	32,979
Amounts due to related parties	—	135
Current liabilities of discontinued operation	100,392	—
Total current liabilities	277,037	199,390

Operating lease liabilities-non current	4,252	1,665
Total non-current liabilities	4,252	1,665

Total liabilities	281,289	201,055

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	40,755	90,661	86,125
Net income (loss) from continuing operations	8,554	(7,241)	(30,286)
Net (loss) income from discontinued operation	(7,299)	10,847	(13,171)
Net income (loss)	1,255	3,606	(43,457)
Net cash provided by/ (used in) operating activities	7,722	(17,817)	(80,322)
Net cash provided by/ (used in) investing activities	19,975	—	(8,200)
Net cash provided by/ (used in) financing activities	5,762	(7,192)	86,483

Net revenues | Product concentration
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Revenue Concentration

	Year Ended December 31,
	2022	2023	2024
Childhood & adolescent Robotics Programming	49.2%	46.4%	42.2%
Childhood & adolescent Computer Programming	34.2%	24.1%	18.9%
Total net revenues from continuing operation	83.4%	70.5%	61.1%